EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
EARNINGS PER SHARE
Net income/(loss) attributable to the common shareholders		$ (12,002,940)	$ (49,809,728)
Basic weighted-average common shares outstanding	19,837,642	19,837,642	19,837,642
Effect of dilutive securities	0	0
Diluted weighted-average common shares outstanding	19,837,642	19,837,642	19,837,642
Earnings (loss) per share - Basic	$ (10.91)	$ (0.61)	$ (2.51)
Earnings (loss) per share - Diluted	(10.91)	(0.61)	(2.51)
Earnings (loss) per share - From continuing operations	(10.91)	(0.61)	(2.93)
Earnings (loss) per share - From discontinued operations	$ 0	$ 0	$ 0.42